Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not currently grant stock options, stock appreciation rights, or similar option-like instruments to its executives or employees. Should the Company implement such programs in the future, it would adopt appropriate policies to ensure compliance with securities laws and avoid conflicts with the timing of material nonpublic information disclosures.